Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions and Balances

20.    RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. The related parties that had transactions or balances with the Group in 2018 and 2019 consisted of:

Related Party	Nature of the party	Relationship with the Group
Alex S. Xu	Individual	Founder and CEO
Hui Xu	Individual	Brother of Alex S. Xu
Yan Zhang	Individual	Executive officer for catering management entities controlled by GTI
Wen Qi	Individual	Vice president, human resources and administration of the Group
GTI	Investment holding	Shareholder of the Group, controlled by Alex S. Xu
Da Niang Dumpling Catering Group Co., Ltd, together with its subsidiaries (“Da Niang Group”)	Catering management	Controlled by GTI
Shanghai Aotao Industrial Co., Ltd, together with its subsidiaries and VIE (“Aotao”) ****	Catering management	Controlled by GTI
Shanghai JYHM Restaurant Management Co., Ltd. (“JYHM”)	Catering management	Controlled by GTI
1250 Bayshore Highway, LLC (“Bayshore”)	Hotel management	Controlled by Alex S. Xu
519 Information Technology (Shanghai) Inc. (“519”)	Wine distributor	Controlled by Hui Xu
Napa Infinity Winery (Shanghai) Inc. (“Napa”)	Wine distributor	Controlled by Hui Xu
Pacific Hotel Management (Rongcheng) Co., Ltd. (“Rongcheng”)	Hotel management	Controlled by Hui Xu
Yibon	Hotel management	Equity investee of the Group
TB*	Franchised hotels	Equity investee of the Group
Shiquanmeiwei (Beijing) Catering and Management Co., Ltd.(“Shiquanmeiwei”) ****	Catering management	Controlled by GTI
Steigenberger**	Franchised hotels	Equity investee of the Group
Yancheng Zexin Hotel Management Co., Ltd. (“Ze Xin”) ***	Hotel management	Equity investee of the Group

* TB ceased to be related party due to liquidation in August 2019.

** Steigenberger ceased to be related party due to disposal in September 2019.

*** As the Group acquired Ze Xin on July 1, 2018, Ze Xin was included as a subsidiary of the Group and ceased to be a related party.

**** Aotao became a related party as it was acquired by a company controlled by GTI in January 2019. Shiquanmeiwei is also included in Aotao in 2019.

20.    RELATED PARTY TRANSACTIONS AND BALANCES (CONTINUED)

(a)	Related party balances

Due from related parties:	As of December 31,
	2018	2019	2019
	RMB	RMB	USD
Current:
Aotao	-	20,086,504	2,885,246
GTI	-	8,424,629	1,210,122
Napa	-	2,506,484	360,034
Yibon	-	722,114	103,725
Steigenberger	225,000	-	-
Shiquanmeiwei	3,600	-	-
	228,600	31,739,731	4,559,127

Amounts due from GTI mainly comprised of loans maturing in one year with an interest rate of 4.35% per annum.

Amount due from Aotao mainly comprised of loans maturing in one year with an interest rate of 4.35% per annum.

Amount due from Napa represents receivable for design service fee and the authorization of access to 168 mall from the Group and amount due from Yibon of RMB722,114 represents receivable for franchise revenue.

Due to related parties:	As of December 31,
	2018	2019	2019
	RMB	RMB	USD
Yibon	-	3,205,890	460,498
JYHM	221,028	312,141	44,836
TB	64,550	-	-
	285,578	3,518,031	505,334

Amount due to Yibon comprised of receipts on behalf of Yibon which were unsecured, interest free, and repayable upon demand.

Amount due to JYHM primarily comprised of payable for its service which were unsecured, interest free, and repayable upon demand.

20.    RELATED PARTY TRANSACTIONS AND BALANCES (CONTINUED)

(b)	Related party transactions

During the years ended December 31, 2017, 2018 and 2019, related party transactions consisted of the following:

	As of December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	USD
Loan to Aotao	-	-	(167,279,750)	(24,028,233)
Repayment from Aotao	-	-	157,279,750	22,591,823
Interest income from Aotao	-	-	1,316,854	189,154
Franchise management fee to Aotao	-	-	(24,941)	(3,583)
Loan to GTI (including a loan settled with dividend payable in December)	-	-	(192,558,675)	(27,659,323)
Repayment from GTI and settlement with dividend payable to GTI in December	9,730,276	1,717,539	184,134,046	26,449,201
Interest income from GTI	-	-	907,880	130,409
Loan to Da Niang Group	-	-	(274,800,000)	(39,472,550)
Repayment from Da Niang Group	-	-	274,800,000	39,472,550
Interest income from Da Niang Group	-	-	875,315	125,731
Service purchased from Da Niang Group	-	-	(339,121)	(48,712)
Sublease revenue from JYHM	-	-	385,355	55,353
Advance from JYHM	-	221,028	312,141	44,836
Service purchased from JYHM	-	-	(18,418)	(2,646)
Revenue from Napa	-	-	2,358,491	338,776
Purchase from Napa	(4,035,262)	-	(3,576,659)	(513,755)
Franchised revenue from Yibon	-	-	681,239	97,854
Advance from Rongcheng	141,380	-	-	-
Franchised revenue from TB	400,639	389,583	-	-
Advance from TB	294,193	-	-	-
Advance to Shiquanmeiwei	-	(3,600)	-	-
Loan to Steigenberger	(225,000)	-	-	-
Repayment from Bayshore	8,671,250	-	-	-
Repayment from Yan Zhang	128,110,474	-	-	-
Interest income from Yan Zhang	3,515,358	-	-	-
Franchised revenue from Ze Xin	232,766	44,763	-	-
Loan to Ze Xin	(3,500,000)	(4,300,000)	-	-
Repayment from Ze Xin	367,488	-	-	-
Interest income from Ze Xin	75,460	263,366	-	-
Repayment to 519	(4,100)	-	-	-